Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
17.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases facilities under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. Total rental expense for offices was RMB88,694, RMB78,303, and RMB72,559 (US$10,553) for the years ended December 31, 2016, 2017 and 2018, respectively.

Future minimum payments under non-cancelable operating leases consist of the following as of December 31, 2018:

	RMB	US$
2019	70,231	10,215
2020	49,898	7,257
2021	3,308	481
2022	3,406	495
2023 and thereafter	5,575	811

	132,418	19,259

Litigation

On November 8, 2017, a putative shareholder class action lawsuit was filed in the United States District Court for the Central District of California against the Group and certain officers of the Group: Michael Masterson v. Cheetah Mobile Inc., et al., Case No. 2:17-cv-08141-R-AFM (C.D. Cal.). The action alleged that certain press releases and SEC filings made by the Group relating to the Group’s business and operating results contained false or misleading statements in violation of the federal securities laws. On June 27, 2018, the court granted the motion to dismiss the case filed by the Group and one of the individual defendants. On October 22, 2018, the plaintiff voluntarily dismissed the case against all remaining defendants without prejudice.

The Group and certain current and former officers of the Group have been named as defendants in a putative securities class action filed on November 30, 2018 in the U.S. District Court for the Southern District of New York: Marcu v. Cheetah Mobile Inc., et al., Case No. 1:18-cv-11184. The action was purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the Company’s ADRs between April 21, 2015 and November 27, 2018. The action alleges that the Group made false or misleading statements regarding the Group’s business and operations in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder. On February 8, 2019, the court entered an order appointing lead plaintiffs in this action. On February 13, 2019, the court approved a scheduling stipulation for the filing of the plaintiffs’ amended complaint and defendants’ responsive pleadings. On March 28, 2019, an amended complaint was filed. As the action remains in its preliminary stages, the Group’s management is currently unable to express any opinion on the likelihood of an unfavorable outcome or any estimate of the amount or range of any potential loss.

The Group is involved in several other proceedings as of December 31, 2018 which are either immaterial, or the Group does not believe that a reasonable possibility of loss has been incurred as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Group believes that such matters, individually and in the aggregate, when finally resolved, are reasonably likely not to have a material adverse effect on the Group’s consolidated results of operations, financial position and cash flows.